Significant Accounting Policies - Stock-based Compensation (Details)	12 Months Ended
Dec. 31, 2017
Minimum
Compensation
Requisite service period of the stock award (in years)	3 years
Maximum
Compensation
Requisite service period of the stock award (in years)	5 years